Acquisition (Detail Textuals) - USD ($)	1 Months Ended
	Jan. 30, 2017	Jun. 30, 2018	Dec. 31, 2017	Jan. 31, 2017
Business Acquisition [Line Items]
Principal amount of Promissory Note (SVG Note)			$ 50,000,000
Percentage of ownership of shares to be purchase				55.00%
Reduction to additional paid in capital due to SVG note		$ 24,300,000	$ 24,300,000
Sun Video Group HK Limited | BT Capital Global Limited
Business Acquisition [Line Items]
Cash consideration for exchange	$ 800,000
Principal amount of Promissory Note (SVG Note)	$ 24,300,000
Conversion price of note convertible	$ 1.50
Expected revenue to generate	$ 250,000,000
Expected profit performance guarantee	15,000,000
Cumulative threshold limit of net income achieve within 3 years	$ 50,000,000
Percentage of cumulative net income payment	50.00%
Wide Angle Group Limited
Business Acquisition [Line Items]
Percentage of ownership of shares to be purchase				55.00%
Wide Angle Group Limited | BT Capital Global Limited
Business Acquisition [Line Items]
Percentage of ownership of shares to be purchase				55.00%